Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data	Total	Common Stock	Additional paid-in capital	Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings
Balance at Dec. 29, 2007	$ 200,984	$ 815	$ 152,264	$ (1,547)	$ (8,598)	$ 58,050
Balance (in shares) at Dec. 29, 2007		81,362,100
Net Income	54,562	0	0	0	0	54,562
Unrecognized net actuarial loss of defined benefit plans:
Pension liability adjustments, net of tax	(20,386)	0	0	0	(20,386)	0
Interest rate swap derivative adjustment, net of tax	(937)	0	0	0	(937)	0
Total comprehensive income	33,239	0	0	0	0	0
Adjustment effect of actuarially determined pension liabilities measurement adoption, net of tax	14	0	0	0	71	(57)
Issuance of non-vested stock	703	1	702	0	0	0
Issuance of non-vested stock (in shares)		50,558
Stock-based compensation	(127)	0	(127)	0	0	0
Tax benefits assoicated with stock-based compensation	2,308	0	2,308	0	0	0
Treasury stock	(2,301)	0	0	(2,301)	0	0
Treasury stock (in shares)		(218,728)
Issuance of common stock	1,758	6	1,752	0	0	0
Issuance of common stock (in shares)		574,052
Balance at Jan. 03, 2009	236,578	822	156,899	(3,848)	(29,850)	112,555
Balance (in shares) at Jan. 03, 2009		81,767,982
Net Income	41,790	0	0	0	0	41,790
Unrecognized net actuarial loss of defined benefit plans:
Pension liability adjustments, net of tax	5,229	0	0	0	5,229	0
Interest rate swap derivative adjustment, net of tax	702	0	0	0	702	0
Natural gas swap derivative adjustment, net of tax	137	0	0	0	137	0
Total comprehensive income	47,858	0	0	0	0	0
Issuance of non-vested stock	904	3	901	0	0	0
Issuance of non-vested stock (in shares)		307,558
Stock-based compensation	(720)	0	(720)	0	0	0
Tax benefits assoicated with stock-based compensation	(39)	0	(39)	0	0	0
Treasury stock	(7)	0	0	(7)	0	0
Treasury stock (in shares)		(2,186)
Issuance of common stock	303	1	302	0	0	0
Issuance of common stock (in shares)		153,336
Balance at Jan. 02, 2010	284,877	826	157,343	(3,855)	(23,782)	154,345
Balance (in shares) at Jan. 02, 2010		82,226,690
Net Income	44,243	0	0	0	0	44,243
Unrecognized net actuarial loss of defined benefit plans:
Pension liability adjustments, net of tax	2,346	0	0	0	2,346	0
Interest rate swap derivative adjustment, net of tax	507	0	0	0	507	0
Natural gas swap derivative adjustment, net of tax	(59)	0	0	0	(59)	0
Total comprehensive income	47,037	0	0	0	0	0
Issuance of non-vested stock	2,404	3	2,401	0	0	0
Issuance of non-vested stock (in shares)		254,220
Stock-based compensation	94	0	94	0	0	0
Tax benefits assoicated with stock-based compensation	234	0	234	0	0	0
Treasury stock	(485)	0	0	(485)	0	0
Treasury stock (in shares)		(51,740)
Issuance of common stock	130,135	101	130,034	0	0	0
Issuance of common stock (in shares)		10,130,501
Balance at Jan. 01, 2011	$ 464,296	$ 930	$ 290,106	$ (4,340)	$ (20,988)	$ 198,588
Balance (in shares) at Jan. 01, 2011		92,559,671